Business segment information (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segment [Line Items]
Interest-earning assets - business segment	[1],[2]	$ 6,258,584	$ 7,191,443
Equity instruments		8,402	0
Allowance for expected credit losses		(81,294)	(105,988)	$ (89,974)
Customers’ liabilities under acceptances		6,369	19,387
Intangibles, net		5,425	2,909	427
Accrued interest receivable		30,872	44,187
Property and equipment, net		7,420	8,549	$ 6,173
Derivative financial instruments used for hedging - receivable		13,338	9,352
Other Assets		18,827	11,546
Total assets - consolidated financial statements		6,267,747	7,180,783
Securities [Member]
Disclosure of operating segment [Line Items]
Allowance for expected credit losses		$ (196)	$ (602)

[1]	Includes cash and cash equivalents, interest-bearing deposits with banks, financial instruments at fair value through OCI, financial instruments at amortized cost and financial instruments at fair value through profit or loss.
[2]	Includes deposits and loans, net of unearned interest and deferred fees.